Segment information (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments	R$ 165	R$ 149	R$ 59
Property, plant and equipment	38,405	37,763
Intangible assets	3,108	3,022	2,878
Right of use of assets	3,820	3,953	R$ 2,779
Other receivables	2,149	2,274
Unallocated amounts [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	410	338
Intangible assets	15	10
Right of use of assets	2	1
Other receivables	60	111
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments	108	86
Property, plant and equipment	17,279	16,868
Intangible assets	2,658	2,561
Right of use of assets	2,175	2,225
Other receivables	1,651	1,755
USA and Europe [Member]
IfrsStatementLineItems [Line Items]
Investments	57	63
Property, plant and equipment	6,359	7,114
Intangible assets	131	159
Right of use of assets	1,234	1,324
Other receivables	141	118
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	14,357	13,443
Intangible assets	304	292
Right of use of assets	409	403
Other receivables	R$ 297	R$ 290